Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 77,822,839	$ 66,303,077	$ 88,074,856	$ 86,613,327
Deferred tax expense in net profit for the year	19,623,461	12,218,368	(3,788,397)
Deferred tax discontinued operations	143,482	73,646	(105,986)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	18,038,607	19,312,081
Deferred tax expense in net profit for the year	2,324,227	3,887,471	318,843
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,041,137	6,748,101
Deferred tax expense in net profit for the year	2,202,413	897,762	(1,077,259)
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	33,954,926	25,121,933
Deferred tax expense in net profit for the year	10,352,978	2,236,244	(9,873)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(33,445,815)	(39,459,549)
Deferred tax expense in net profit for the year	9,246,429	3,990,750	(1,067,307)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	135,658	(537,404)
Deferred tax expense in net profit for the year	814,626	(2,394,485)	(55,380)
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(3,668,389)	(5,177,924)
Deferred tax expense in net profit for the year	(151,013)	344,729	432,403
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	40,246,031	45,467,827
Deferred tax expense in net profit for the year	(354,803)	422,473	(1,019,042)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	13,520,684	14,828,012
Deferred tax expense in net profit for the year	$ (4,811,396)	$ 2,833,424	$ (1,310,782)